Borrowings (Details) - Schedule of bank loans - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Car loans
Car loans – current portion	$ 7,863	$ 11,404
Car loans – non-current portion	30,495
Total car loans	38,358	11,404
Bank loans
Current portion
Non-current portion	87,367
Total long-term bank loans	$ 87,367